Document and Entity Information	12 Months Ended
Dec. 31, 2021 shares
Document Information [Line Items]
Document Type	40-F
Document Annual Report	true
Document Registration Statement	false
Document Period End Date	Dec. 31, 2021
Entity File Number	001-40786
Entity Registrant Name	SIGMA LITHIUM CORPORATION
Entity Primary SIC Number	1000
Entity Incorporation, State or Country Code	Z4
Entity Tax Identification Number	00-0000000
Entity Address State Or Province	BC
Entity Address, Address Line One	2200 HSBC Building
Entity Address, Adress Line Two	885 West Georgia Street
Entity Address, City or Town	Vancouver
Entity Address, Postal Zip Code	V6C 3E8
Annual Information Form	true
Audited Annual Financial Statements	true
City Area Code	55
Local Phone Number	11-2985-0089
Title of 12(g) Security	Common Shares, no par value
Trading Symbol	SGML
Security Exchange Name	NASDAQ
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Common Stock, Shares Outstanding	99,377,349
Entity Central Index Key	0001848309
Current Fiscal Year End Date	--12-31
Document Fiscal Year Focus	2021
Document Fiscal Period Focus	FY
Amendment Flag	false
Auditor Name	KPMG LLP
Auditor Location	Toronto, ON, Canada
Auditor Firm ID	85
ICFR Auditor Attestation Flag	false
Business Contact [Member]
Document Information [Line Items]
Entity Address State Or Province	NY
Entity Address, Address Line One	28 Liberty Street
Entity Address, City or Town	New York
Entity Address, Postal Zip Code	10005
Contact Personnel Name	C T Corporation System
City Area Code	212
Local Phone Number	894-8940